Earnings per Unit and Cash Distributions - Additional Information (Detail) - $ / shares			1 Months Ended	3 Months Ended				12 Months Ended
	Jun. 02, 2015	Jun. 27, 2014	Apr. 30, 2013	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Distribution Made to Limited Partner [Line Items]
Percentage of general partner interest	2.00%	2.00%						2.00%	2.00%	2.00%
KNOT [Member]
Distribution Made to Limited Partner [Line Items]
Percentage of limited partner interest								0.30%
Number of common units and subordinated units outstanding				90,368				90,368
First Target Distribution [Member]
Distribution Made to Limited Partner [Line Items]
Distributions to each unitholder, Per unit								$ 0.43125
Second Target Distribution [Member]
Distribution Made to Limited Partner [Line Items]
Distributions to each unitholder, Per unit								0.46875
Third Target Distribution [Member]
Distribution Made to Limited Partner [Line Items]
Distributions to each unitholder, Per unit								0.5625
Minimum Quarterly Distribution [Member]
Distribution Made to Limited Partner [Line Items]
Distribution, per unit				$ 0.375				$ 0.375
Additional Available Cash From Operating Surplus [Member] | First Target Distribution [Member]
Distribution Made to Limited Partner [Line Items]
Percentage of operating surplus distributed to unitholders								98.00%
Additional Available Cash From Operating Surplus [Member] | Second Target Distribution [Member]
Distribution Made to Limited Partner [Line Items]
Percentage of operating surplus distributed to unitholders								85.00%
Additional Available Cash From Operating Surplus [Member] | Third Target Distribution [Member]
Distribution Made to Limited Partner [Line Items]
Percentage of operating surplus distributed to unitholders								75.00%
Additional Available Cash From Operating Surplus [Member] | Target Distribution Thereafter [Member]
Distribution Made to Limited Partner [Line Items]
Percentage of operating surplus distributed to unitholders								50.00%
Distribution of Available Cash from Operating Surplus After End of Subordination Period [Member] | First Target Distribution [Member]
Distribution Made to Limited Partner [Line Items]
Percentage of operating surplus distributed to unitholders								98.00%
Distribution of Available Cash from Operating Surplus After End of Subordination Period [Member] | Second Target Distribution [Member]
Distribution Made to Limited Partner [Line Items]
Percentage of operating surplus distributed to unitholders								98.00%
Distribution of Available Cash from Operating Surplus After End of Subordination Period [Member] | Third Target Distribution [Member]
Distribution Made to Limited Partner [Line Items]
Percentage of operating surplus distributed to unitholders								85.00%
Distribution of Available Cash from Operating Surplus After End of Subordination Period [Member] | Target Distribution Thereafter [Member]
Distribution Made to Limited Partner [Line Items]
Percentage of operating surplus distributed to unitholders								50.00%
Distribution of Available Cash from Operating Surplus After End of Subordination Period [Member] | Fourth Target Distribution [Member]
Distribution Made to Limited Partner [Line Items]
Percentage of operating surplus distributed to unitholders								75.00%
IDR Holders [Member] | KNOT [Member] | Maximum [Member]
Distribution Made to Limited Partner [Line Items]
Percentage of operating surplus distributed to unitholders				48.00%	48.00%	48.00%	48.00%
IDR Holders [Member] | Additional Available Cash From Operating Surplus [Member] | Second Target Distribution [Member]
Distribution Made to Limited Partner [Line Items]
Percentage of operating surplus distributed to unitholders								13.00%
IDR Holders [Member] | Additional Available Cash From Operating Surplus [Member] | Third Target Distribution [Member]
Distribution Made to Limited Partner [Line Items]
Percentage of operating surplus distributed to unitholders								23.00%
IDR Holders [Member] | Additional Available Cash From Operating Surplus [Member] | Target Distribution Thereafter [Member]
Distribution Made to Limited Partner [Line Items]
Percentage of operating surplus distributed to unitholders								48.00%
IDR Holders [Member] | Distribution of Available Cash from Operating Surplus After End of Subordination Period [Member] | Third Target Distribution [Member]
Distribution Made to Limited Partner [Line Items]
Percentage of operating surplus distributed to unitholders								13.00%
IDR Holders [Member] | Distribution of Available Cash from Operating Surplus After End of Subordination Period [Member] | Target Distribution Thereafter [Member]
Distribution Made to Limited Partner [Line Items]
Percentage of operating surplus distributed to unitholders								48.00%
IDR Holders [Member] | Distribution of Available Cash from Operating Surplus After End of Subordination Period [Member] | Fourth Target Distribution [Member]
Distribution Made to Limited Partner [Line Items]
Percentage of operating surplus distributed to unitholders								23.00%
Common Units [Member]
Distribution Made to Limited Partner [Line Items]
Percentage of limited partner interest								66.80%
Number of common units and subordinated units outstanding				27,194,094				27,194,094	18,626,594
Percentage of partnership's units								68.20%
Common Units [Member] | Distributions of Available Cash from Operating Surplus During Subordination Period [Member] | First Target Distribution [Member]
Distribution Made to Limited Partner [Line Items]
Percentage of operating surplus distributed to unitholders								98.00%
Common Units [Member] | Distributions of Available Cash from Operating Surplus During Subordination Period [Member] | Second Target Distribution [Member]
Distribution Made to Limited Partner [Line Items]
Percentage of operating surplus distributed to unitholders								98.00%
General Partner Unit [Member]
Distribution Made to Limited Partner [Line Items]
Percentage of general partner interest			2.00%
Number of General Partner Units Outstanding				558,674				558,674	558,674	456,633	349,694
Percentage of operating surplus distributed to unitholders								2.00%
General Partner Unit [Member] | KNOT [Member]
Distribution Made to Limited Partner [Line Items]
Percentage of general partner interest								2.01%
Number of General Partner Units Outstanding				558,674				558,674
General Partner Unit [Member] | Distributions of Available Cash from Operating Surplus During Subordination Period [Member] | First Target Distribution [Member]
Distribution Made to Limited Partner [Line Items]
Percentage of operating surplus distributed to unitholders								2.00%
General Partner Unit [Member] | Distributions of Available Cash from Operating Surplus During Subordination Period [Member] | Second Target Distribution [Member]
Distribution Made to Limited Partner [Line Items]
Percentage of operating surplus distributed to unitholders								2.00%
General Partner Unit [Member] | Distributions of Available Cash from Operating Surplus During Subordination Period [Member] | Third Target Distribution [Member]
Distribution Made to Limited Partner [Line Items]
Percentage of operating surplus distributed to unitholders								2.00%
General Partner Unit [Member] | Additional Available Cash From Operating Surplus [Member] | First Target Distribution [Member]
Distribution Made to Limited Partner [Line Items]
Percentage of operating surplus distributed to unitholders								2.00%
General Partner Unit [Member] | Additional Available Cash From Operating Surplus [Member] | Second Target Distribution [Member]
Distribution Made to Limited Partner [Line Items]
Percentage of operating surplus distributed to unitholders								2.00%
General Partner Unit [Member] | Additional Available Cash From Operating Surplus [Member] | Third Target Distribution [Member]
Distribution Made to Limited Partner [Line Items]
Percentage of operating surplus distributed to unitholders								2.00%
General Partner Unit [Member] | Additional Available Cash From Operating Surplus [Member] | Target Distribution Thereafter [Member]
Distribution Made to Limited Partner [Line Items]
Percentage of operating surplus distributed to unitholders								2.00%
General Partner Unit [Member] | Distribution of Available Cash from Operating Surplus After End of Subordination Period [Member] | First Target Distribution [Member]
Distribution Made to Limited Partner [Line Items]
Percentage of operating surplus distributed to unitholders								2.00%
General Partner Unit [Member] | Distribution of Available Cash from Operating Surplus After End of Subordination Period [Member] | Second Target Distribution [Member]
Distribution Made to Limited Partner [Line Items]
Percentage of operating surplus distributed to unitholders								2.00%
General Partner Unit [Member] | Distribution of Available Cash from Operating Surplus After End of Subordination Period [Member] | Third Target Distribution [Member]
Distribution Made to Limited Partner [Line Items]
Percentage of operating surplus distributed to unitholders								2.00%
General Partner Unit [Member] | Distribution of Available Cash from Operating Surplus After End of Subordination Period [Member] | Target Distribution Thereafter [Member]
Distribution Made to Limited Partner [Line Items]
Percentage of operating surplus distributed to unitholders								2.00%
General Partner Unit [Member] | Distribution of Available Cash from Operating Surplus After End of Subordination Period [Member] | Fourth Target Distribution [Member]
Distribution Made to Limited Partner [Line Items]
Percentage of operating surplus distributed to unitholders								2.00%
Subordinated Units [Member]
Distribution Made to Limited Partner [Line Items]
Number of common units and subordinated units outstanding									8,567,500
Subordinated Units [Member] | KNOT [Member]
Distribution Made to Limited Partner [Line Items]
Percentage of limited partner interest								30.90%
Number of common units and subordinated units outstanding				8,567,500				8,567,500
Percentage of partnership's units								31.50%
Subordinated Units [Member] | Distributions of Available Cash from Operating Surplus During Subordination Period [Member] | Third Target Distribution [Member]
Distribution Made to Limited Partner [Line Items]
Percentage of operating surplus distributed to unitholders								98.00%